Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Interest expense including amortization of discount	$ 239,189	$ 375,546	$ 1,179,140	$ 0	$ 0	$ 1,446,168	$ 222,127	$ 0
Convertible Note Payabe reclassification				384,450
Interest expense including amortization of discount			$ 543,164	$ 77,743	$ 1,255,081	$ 1,140,238
GHS Note Payable One
Discount rates	50.00%
LSW Note Payable
Discount rates	50.00%				50.00%
Prior conversion rates					0.80%
GHS Note Payable Two
Discount rates					50.00%
Prior conversion rates					0.30%
Other Note Payable Two
Discount rates					45.00%
Prior conversion rates					0.30%
Former Chairman Note One
Note Payable							$ 200,150
Note payable conversion rate							50.00%
Note Payable, interest rate							6.00%
Former Chairman Note Two
Note Payable							$ 184,300
Note payable conversion rate							1.00%
Note Payable, interest rate							6.00%